Impairment, Restructuring Charges and Other Related Closure Costs - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) Employee	Dec. 31, 2020 USD ($) Employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 Employee
Restructuring Cost And Reserve [Line Items]
Impairment charges		$ 4	$ 7	$ 2
Reversal for unused provisions		1	2
Provision for restructuring	$ 10	4	10
Restructuring charges and other related closure costs		14
Set-top Box Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee					1,400
Reversal for unused provisions		1	2
Restructuring expected cost		170
Restructuring Charges incurred		$ 132
Set-top Box Restructuring Plan [Member] | France [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee					430
Set-top Box Restructuring Plan [Member] | Asia [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee					670
Set-top Box Restructuring Plan [Member] | USA [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee					120
Set-top Box Restructuring Plan [Member] | Employee Termination Benefits [Member] | France [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges and other related closure costs				19
Bouskoura Restructuring Plan [Member]
Restructuring Cost And Reserve [Line Items]
Number of employees affected | Employee		179
Restructuring expected cost	$ 7		7
Bouskoura Restructuring Plan [Member] | MOROCCO
Restructuring Cost And Reserve [Line Items]
Expected number of employees affected due to restructuring plan | Employee	150
Bouskoura Restructuring Plan [Member] | Employee Termination Benefits [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring charges and other related closure costs		$ 8
Licenses
Restructuring Cost And Reserve [Line Items]
Impairment charges		$ 4
Equipment or Licenses [Member]
Restructuring Cost And Reserve [Line Items]
Impairment charges			$ 7
Acquired Technologies [Member]
Restructuring Cost And Reserve [Line Items]
Impairment charges				$ 2